UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

11601 Wilshire Blvd, Suite 1200

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

11601 Wilshire Blvd, Suite 1200

Los Angeles, CA 90025

(Name and address of agent for service)

Copies to:

Mark D. Perlow, ESQ.

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104

Registrant's telephone number, including area code: (310) 473-0225

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT FPA Queens Road Value Fund FPA Queens Road Small Cap Value Fund Each a series of Bragg Capital Trust November 30, 2020 (Unaudited)

FPA QUEENS ROAD FUNDS

Table of Contents
Performance Illustration	2
Graphical Illustration	3
Schedules of Investments
FPA Queens Road Value Fund	4
FPA Queens Road Small Cap Value Fund	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Expense Illustration	19
Additional Information	20

FPA QUEENS ROAD FUNDS Performance Illustration November 30, 2020 (Unaudited)

FPA Queens Road Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2020
	FPA Queens Road Value Fund	S&P 500/Citigroup Value Index
Six Month	15.41%	14.82%
1 Year	6.67%	0.98%
5 Year	10.81%	9.39%
10 Year	10.79%	11.24%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 0.65% per its current Prospectus, dated September 28, 2020, as amended November 2, 2020. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call the Fund at 1-800-638-3060.

The S&P 500/Citigroup Value Index along with its counterpart the S&P 500/Citigroup Growth Index were introduced in December 2005. These Indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third allocated to both the growth and value index. It is not possible to invest directly in the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Growth Index and S&P 500/Citigroup Value Index are the exclusive property of Standard & Poors.

FPA Queens Road Small Cap Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2020
	FPA Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month	21.27%	30.40%
1 Year	7.49%	0.35%
5 Year	7.18%	6.83%
10 Year	7.85%	8.70%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.04% per its current Prospectus, dated November 30, 2020. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call the Fund at 1-800-638-3060.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indices.

FPA QUEENS ROAD FUNDS Graphical Illustration November 30, 2020 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors that the underlying securities represent, as a percentage of the total investments held by each Fund, as of November 30, 2020. Please see the Schedules of Investments on the following pages for a detailed list of each Fund’s holdings.

FPA Queens Road Value Fund(1)

FPA Queens Road Small Cap Value Fund(1)

(1)

Sector weightings represent the percentage of a Fund’s investments in certain general sectors. These sectors may include more than one industry. A Fund’s portfolio composition is subject to change at any time.

FPA QUEENS ROAD VALUE FUND Schedule of Investments As of November 30, 2020 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 99.5%
	AEROSPACE/DEFENSE — 4.3%
8,000	General Dynamics Corp.	$1,194,800
6,600	Raytheon Technologies Corp.	473,352
		1,668,152
	APPAREL — 1.8%
8,500	VF Corp.	708,900

	BANKS — 6.2%
14,500	Bank of New York Mellon Corp.	567,240
9,000	JPMorgan Chase & Co.	1,060,920
11,000	State Street Corp.	775,280
		2,403,440
	BUILDING MATERIALS — 0.7%
6,600	Carrier Global Corp.	251,262

	COMPUTERS — 1.3%
46,378	Hewlett Packard Enterprise Co.	512,013

	COSMETICS/PERSONAL CARE — 2.6%
16,400	Unilever PLC ADR	1,001,384

	DIVERSIFIED FINANCIAL SERVICES — 12.2%
16,000	American Express Co.	1,897,440
9,000	Ameriprise Financial, Inc.	1,667,160
7,900	T. Rowe Price Group, Inc.	1,132,939
		4,697,539
	ELECTRIC — 6.2%
13,000	American Electric Power Co., Inc.	1,103,570
8,284	Duke Energy Corp.	767,595
8,400	Southern Co.	502,740
		2,373,905
	ELECTRONICS — 1.7%
3,400	Allegion PLC	387,736
3,150	Fortive Corp.	220,910
1,260	Vontier Corp.[1]	41,794
		650,440
	FOOD — 1.3%
9,000	Mondelez International, Inc., Class A	517,050

	HEALTHCARE-PRODUCTS — 4.6%
6,300	Danaher Corp.	1,415,169
3,022	Medtronic PLC	343,601
		1,758,770
	HEALTHCARE-SERVICES — 5.1%
6,300	Anthem, Inc.	1,962,576

	HOUSEHOLD PRODUCTS/WARES — 3.8%
6,086	Clorox Co.	1,235,215
1,717	Kimberly-Clark Corp.	239,195
		1,474,410
	INSURANCE — 4.6%
3	Berkshire Hathaway, Inc., Class A1	1,031,064
10,000	Prudential Financial, Inc.	756,200
		1,787,264
	MACHINERY-DIVERSIFIED — 1.6%
9,000	Ingersoll Rand, Inc.[1]	398,430
3,300	Otis Worldwide Corp.	220,902
		619,332
	MEDIA — 3.9%
10,151	Walt Disney Co.	1,502,450

	MISCELLANEOUS MANUFACTURING — 11.1%
3,600	3M Co.	621,828
18,000	Eaton Corp. PLC	2,179,980
10,200	Trane Technologies PLC	1,491,648
		4,293,456
	PHARMACEUTICALS — 6.9%
5,000	Bristol-Myers Squibb Co.	312,000
13,820	Merck & Co., Inc.	1,110,990
31,000	Pfizer, Inc.	1,187,610
3,846	Viatris, Inc.[1]	64,697
		2,675,297
	RETAIL — 2.4%
4,225	McDonald’s Corp.	918,684

	SEMICONDUCTORS — 3.3%
26,000	Intel Corp.	1,257,100

	SOFTWARE — 4.6%
25,000	Oracle Corp.	1,443,000
2,500	VMware, Inc., Class A1	349,725
		1,792,725
	TELECOMMUNICATIONS — 7.7%
37,500	Cisco Systems, Inc.	1,613,250
20,000	Corning, Inc.	748,400
10,000	Verizon Communications, Inc.	604,100
		2,965,750
	TRANSPORTATION — 1.6%
3,000	Union Pacific Corp.	612,240

	TOTAL COMMON STOCKS
	(Cost $16,020,758)	38,404,139

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD VALUE FUND Schedule of Investments (Continued) As of November 30, 2020 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS — 0.4%
	DEMAND DEPOSIT — 0.4%
$149,912	U.S. Bank Money Market Deposit Account, 0.00%[2]	$149,912

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $149,912)	149,912

	TOTAL INVESTMENTS — 99.9%
	(Cost $16,170,670)	38,554,051

	Other Assets in Excess of Liabilities — 0.1%	48,746

	TOTAL NET ASSETS — 100.0%	$38,602,797

ADR	– American Depositary Receipt

PLC	– Public Limited Company

[1]	Non-income Producing.

[2]

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of November 30, 2020.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND Schedule of Investments As of November 30, 2020 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 80.2%
	AEROSPACE/DEFENSE — 1.4%
44,809	Astronics Corp.[1]	$511,719
7,009	Astronics Corp., Class B1	79,622
38,829	Ducommun, Inc.[1]	1,930,578
		2,521,919
	AGRICULTURE — 1.6%
57,879	Darling Ingredients, Inc.[1]	2,794,398

	APPAREL — 7.0%
30,860	Deckers Outdoor Corp.[1]	7,856,647
11,149	Delta Apparel, Inc.[1]	240,373
53,000	PVH Corp.	4,212,970
		12,309,990
	BANKS — 1.3%
62,850	ServisFirst Bancshares, Inc.	2,374,473

	COMMERCIAL SERVICES — 0.3%
11,760	Cass Information Systems, Inc.	498,977

	DISTRIBUTION/WHOLESALE — 3.1%
193,617	G-III Apparel Group Ltd.[1]	3,943,978
38,554	VSE Corp.	1,318,547
2,294	WESCO International, Inc.[1]	149,615
		5,412,140
	ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
18,974	Graham Corp.	299,599
4,382	Littelfuse, Inc.	1,054,003
27,325	Powell Industries, Inc.	705,805
		2,059,407
	ELECTRONICS — 6.1%
40,434	SYNNEX Corp.	6,481,975
222,337	Vishay Intertechnology, Inc.	4,304,444
		10,786,419
	ENGINEERING & CONSTRUCTION — 4.1%
128,282	MasTec, Inc.[1]	7,274,872

	FOREST PRODUCTS & PAPER — 3.5%
176,734	Schweitzer-Mauduit International, Inc.	6,146,809

	GAS — 3.8%
98,484	New Jersey Resources Corp.	3,252,927
146,674	South Jersey Industries, Inc.	3,376,435
		6,629,362
	HAND/MACHINE TOOLS — 0.6%
27,156	Colfax Corp.[1]	979,788

	INSURANCE — 14.0%
193,266	American Equity Investment Life Holding Co.	5,079,030
36,292	American National Group, Inc.	3,076,836
137,291	CNO Financial Group, Inc.	2,921,552
26,226	Crawford & Co., Class B	191,450
167,458	Horace Mann Educators Corp.	6,684,923
70,057	RLI Corp.	6,706,557
		24,660,348
	INTERNET — 0.4%
28,000	TripAdvisor, Inc.[1]	730,800

	MACHINERY-CONSTRUCTION & MINING — 2.2%
47,326	Oshkosh Corp.	3,809,743

	MACHINERY-DIVERSIFIED — 5.1%
51,381	CSW Industrials, Inc.	5,512,667
51,678	Graco, Inc.	3,500,668
		9,013,335
	MEDIA — 1.3%
94,712	Scholastic Corp.	2,246,569

	METAL FABRICATE/HARDWARE — 0.8%
95,715	LB Foster Co.[1]	1,393,610

	MINING — 1.2%
145,000	Livent Corp.[1]	2,199,650

	MISCELLANEOUS MANUFACTURING — 4.3%
7,696	Chase Corp.	815,391
99,529	Fabrinet[1]	6,798,826
		7,614,217
	OFFICE FURNISHINGS — 0.2%
26,509	Kimball International, Inc., Class B	289,743

	PHARMACEUTICALS — 1.6%
106,693	Owens & Minor, Inc.	2,748,412

	RETAIL — 3.4%
71,115	MSC Industrial Direct Co., Inc., Class A	5,925,302

	SAVINGS & LOANS — 1.9%
101,367	Axos Financial, Inc.[1]	3,395,794

	SEMICONDUCTORS — 3.4%
76,267	Synaptics, Inc.[1]	5,931,285

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND Schedule of Investments (Continued) As of November 30, 2020 (Unaudited)

NUMBER OF SHARES		VALUE
	SOFTWARE — 2.3%
94,414	CSG Systems International, Inc.	$4,095,679

	TELECOMMUNICATIONS — 2.5%
32,943	ADTRAN, Inc.	416,235
65,623	InterDigital, Inc.	3,931,474
		4,347,709
	TEXTILES — 1.6%
15,529	UniFirst Corp.	2,871,002

	TOTAL COMMON STOCKS
	(Cost $87,420,033)	141,061,752

	PREFERRED STOCKS — 0.1%
	DISTRIBUTION/WHOLESALE — 0.1%
6,085	WESCO International, Inc.	185,501

	TOTAL PREFERRED STOCKS
	(Cost $161,253)	185,501

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 18.9%
	DEMAND DEPOSIT — 18.9%
$33,169,699	U.S. Bank Money Market Deposit Account, 0.00%[2]	33,169,699

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,169,699)	33,169,699

	TOTAL INVESTMENTS — 99.2%
	(Cost $120,750,985)	174,416,952

	Other Assets in Excess of Liabilities — 0.8%	1,331,300

	TOTAL NET ASSETS — 100.0%	$175,748,252

[1]	Non-income Producing.

[2]

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of November 30, 2020.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD FUNDS Statements of Assets and Liabilities As of November 30, 2020 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Value (cost $16,170,670, $120,750,985)	$38,554,051	$174,416,952
Receivables:
Shareholder Subscriptions	500	1,084,541
Dividends and Interest	76,418	509,229
Due From Advisor	16,488	—
Total Assets	38,647,457	176,010,722

Liabilities:
Payables:
Shareholder Redemptions	8,000	118,362
Accrued Investment Advisory Fees (Note 3)	—	81,914
Professional Fees	10,908	12,323
Transfer Agent Fees	2,197	3,025
Accounting and Administration Fees	4,693	5,515
Other Fees	9,496	10,074
Shareholder Servicing Expenses	2,026	20,687
Trustees Fees	7,340	10,570
Total Liabilities	44,660	262,470

Net Assets	$38,602,797	$175,748,252

Components of Net Assets:
Paid-in Capital (par value $0.001 per share with an unlimited number of shares authorized)	$13,851,889	$121,486,434
Total Distributable Earnings	24,750,908	54,261,818
Net Assets	$38,602,797	$175,748,252

Shares of Beneficial Interest Issued and Outstanding	1,489,890	6,240,154
Net Asset Value, Offering and Redemption Price Per Share	$25.91	$28.16

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD FUNDS Statements of Operations For the Six Months Ended November 30, 2020 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends and Interest	$467,478	$1,254,153
Total Investment Income	467,478	1,254,153

Expenses:
Operating Expenses (Note 3)	141,774	694,117
Investment Advisory Fees (Note 3)	29,482	94,249
Legal Fees	8,219	8,219
Miscellaneous Fees	7,797	8,245
Trustees Fees	7,340	10,570
Fund Accounting and Administration Fees	4,693	5,515
Audit Fees	2,688	4,104
Transfer Agent Fees	2,197	3,025
Shareholder Servicing Expenses (Note 2)	2,026	20,687
Custodian Fees	1,699	1,829
Total Expenses	207,915	850,560
Expense Waiver (Note 3)	(45,970)	(12,335)
Total Net Expenses	161,945	838,225
Net Investment Income	305,533	415,928

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	505,634	4,126,734
Net Change in Unrealized Appreciation on Investments	4,414,189	24,271,795
Net Realized and Unrealized Gain on Investments	4,919,823	28,398,529

Net Increase in Net Assets from Operations	$5,225,356	$28,814,457

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD FUNDS Statements of Changes in Net Assets

	Value Fund		Small Cap Value Fund
	For the Six Months Ended November 30, 2020 (Unaudited)	For the year ended May 31, 2020	For the Six Months Ended November 30, 2020 (Unaudited)	For the year ended May 31, 2020
Increase (Decrease) in Net Assets From:
Operations:
Net Investment Income	$305,533	$711,564	$415,928	$125,913
Net Realized Gain (Loss) on Investments	505,634	1,381,880	4,126,734	(4,057,973)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,414,189	(802,433)	24,271,795	7,184,929
Net Increase in Net Assets from Operations	5,225,356	1,291,011	28,814,457	3,252,869

Distributions to Shareholders:
Distributions	—	(1,381,312)	—	(4,754,912)
Net Change in Net Assets from Distributions	—	(1,381,312)	—	(4,754,912)

Capital Transactions:
Proceeds from Sale of Shares	390,184	728,854	30,108,514	28,987,358
Net Asset Value of Shares Issued on Reinvestment of Dividends	—	73,071	—	2,623,269
Cost of Shares Redeemed	(1,592,401)	(5,555,162)	(10,211,786)	(21,525,718)
Net Increase (Decrease) in Net Assets from Capital Transactions	(1,202,217)	(4,753,237)	19,896,728	10,084,909

Total Increase (Decrease) in Net Assets	4,023,139	(4,843,538)	48,711,185	8,582,866

Net Assets:
Beginning of Period	34,579,658	39,423,196	127,037,067	118,454,201
End of Period	$38,602,797	$34,579,658	$175,748,252	$127,037,067

Capital Share Transactions:
Shares Sold	16,327	37,862	1,178,664	1,263,015
Shares Issued on Reinvestment of Dividends	—	2,956	—	97,411
Shares Redeemed	(66,936)	(239,327)	(409,072)	(907,777)
Net Increase (Decrease) in Shares	(50,609)	(198,509)	769,592	452,649

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD VALUE FUND Financial Highlights

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
Net Asset Value, Beginning of Period	$22.45	$22.67	$22.79	$21.69	$19.83	$20.10

Income from Investment Operations:
Net Investment Income[1]	0.20	0.43	0.35	0.33	0.30	0.31
Net Realized and Unrealized Gain on Investments	3.26	0.20	0.94	1.70	2.66	0.00 [2]
Total from Investment Operations	3.46	0.63	1.29	2.03	2.96	0.31

Less Distributions:
Net Investment Income	—	(0.37)	(0.34)	(0.29)	(0.33)	(0.22)
Net Realized Gains	—	(0.48)	(1.07)	(0.64)	(0.77)	(0.36)
Total Distributions	—	(0.85)	(1.41)	(0.93)	(1.10)	(0.58)

Net Asset Value, End of Period	$25.91	$22.45	$22.67	$22.79	$21.69	$19.83

Total Return	15.41%[3]	2.41%	6.36%	9.25%	15.31%	1.74%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$38,603	$34,580	$39,423	$42,780	$42,820	$39,249
Ratio of Expenses to Average Net Assets	0.90%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.69%[4]	1.84%	1.52%	1.43%	1.44%	1.61%
Portfolio Turnover Rate	—%[3]	1%	1%	—%	8%	14%

[1]	Computed using average shares method.

[2]	Amount is less than $0.005 per share.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD SMALL CAP VALUE FUND Financial Highlights

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
Net Asset Value, Beginning of Period	$23.22	$23.61	$27.32	$25.93	$25.26	$24.52

Income from Investment Operations:
Net Investment Income (Loss)[1]	0.07	0.03	0.05	0.02	(0.00)[2]	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	4.87	0.55	(1.28)	1.94	2.01	0.84
Total from Investment Operations	4.94	0.58	(1.23)	1.96	2.01	0.82

Less Distributions:
Net Investment Income	—	(0.01)	(0.03)	—	—	—
Net Realized Gains	—	(0.96)	(2.45)	(0.57)	(1.34)	(0.08)
Total Distributions	—	(0.97)	(2.48)	(0.57)	(1.34)	(0.08)

Net Asset Value, End of Period	$28.16	$23.22	$23.61	$27.32	$25.93	$25.26

Total Return	21.27%[3]	1.89%	(4.26)%	7.55%	7.87%	3.37%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$175,748	$127,037	$118,454	$133,630	$140,683	$143,376
Ratio of Expenses to Average Net Assets	0.96%[4]	1.18%	1.18%	1.22%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.47%[4]	0.10%	0.20%	0.08%	(0.02)%	(0.07)%
Portfolio Turnover Rate	10%[3]	24%	27%	6%	27%	23%

[1]	Computed using average shares method.

[2]	Amount is less than $0.005 per share.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

FPA QUEENS ROAD FUNDS Notes to Financial Statements November 30, 2020 (Unaudited)

Note 1. Organization

At a shareholder meeting held October 23, 2020, shareholders voted to approve an advisory agreement between each Fund and First Pacific Advisors, LP (“FPA” or the “Advisor”) and a sub-advisory agreement between FPA and Bragg Financial Advisors, Inc. (“BFA” or the “Sub-Advisor”) on the behalf of each Fund, effective November 1, 2020. The FPA Queens Road Value Fund and the FPA Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are diversified managed portfolios of Bragg Capital Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund’s investment objective is to seek long-term capital growth. The Funds invest primarily in common stocks which are believed by FPA and BFA to be undervalued and have good prospects for capital appreciation. Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in equity securities of companies with small market capitalization. The Small Cap Value Fund defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is $5 billion or less. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies, as such, these financial statements have applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

Federal Income Taxes: Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years 2017 – 2019, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended May 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds distribute net investment income and net realized gains (net of any capital loss carryovers), if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/ (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FPA QUEENS ROAD FUNDS Notes to Financial Statements (Continued) November 30, 2020 (Unaudited)

Transactions Through Financial Intermediaries: Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services, which may include recordkeeping, transaction processing for shareholders’ accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund (“Shareholder Servicing Expenses”). For the period ended November 30, 2020, Shareholder Servicing Expenses amounted to $2,026 and $20,687 for the Value Fund and the Small Cap Value Fund, respectively.

COVID-19 Risk: Management is currently evaluating the recent introduction of the COVID-19 virus and its negative future effect on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Funds’ and the Advisor’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities purchased are accreted and amortized over the life of the respective securities using the effective interest method.

Security Valuation: Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the Funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Fund’s common stock securities will be valued using the last reported bid price. The money market demand account is priced at cost and is generally classified as a Level 1 investment. Fixed income securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

●

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FPA QUEENS ROAD FUNDS Notes to Financial Statements (Continued) November 30, 2020 (Unaudited)

As of November 30, 2020, the Funds did not hold any Level 3 securities. There were no transfers into or out of Level 3 during the current period.

The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of November 30, 2020.

Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$38,404,139	$—	$—	$38,404,139
Short-Term Investments	149,912	—	—	149,912
Total	$38,554,051	$—	$—	$38,554,051

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$141,061,752	$—	$—	$141,061,752
Preferred Stocks*	185,501	—	—	185,501
Short-Term Investments	33,169,699	—	—	33,169,699
Total	$174,416,952	$—	$—	$174,416,952

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Funds, investment advisory services are provided to the Funds by FPA. Effective November 1, 2020, under terms of the Advisory Agreement, the Value Fund and the Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 0.75% of each Fund’s first $50,000,000 of average daily net assets, and 0.95% and 0.65% of each Fund’s average daily net assets over $50,000,000, respectively. The amounts due (from)/to the Advisor at November 30, 2020, from the Value Fund and Small Cap Value Fund, in the form of Accrued Advisory Fees, were $(16,488) and $81,914, respectively.

Prior to November 1, 2020, the Funds retained BFA as their investment advisor. Under the terms of the management agreement, BFA provided investment management and administrative services to the Funds. For its services as investment advisor, the Value Fund and Small Cap Value Fund paid a fee, computed daily and paid monthly at the annual rate of 0.95% and 1.18% of each Fund’s first $250,000,000 of average daily net assets, 0.85% and 1.18% of each Fund’s next $250,000,000 of average daily net assets, and 0.80% and 1.15% of each Fund’s average daily net assets over $500,000,000, respectively. From these fees and its own resources, BFA was contractually obligated to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement did not require BFA to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The Value Fund and Small Cap Value Fund paid Operating Fees of $141,774 and $694,117, respectively, to BFA for the period ended November 30, 2020.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Advisor has agreed to reimburse the Funds for operating expenses in excess of 0.65% and 1.04% of average net assets of the Value Fund and Small Cap Value Fund, respectively, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses, not incurred in the Funds’ ordinary course of business, through October 31, 2023.

FPA QUEENS ROAD FUNDS Notes to Financial Statements (Continued) November 30, 2020 (Unaudited)

In consideration of the Advisor’s agreement to limit each Fund’s expenses, the Advisor may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause a Fund’s ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture. For the period ended November 30, 2020, the Advisor waived fees/reimbursed expenses of $45,970 and $12,335 for the Value Fund and Small Cap Value Fund, respectively. These amounts are subject to recapture by May 31, 2024.

Sub-Advisory Agreement – Effective November 1, 2020, each fund has engaged BFA as the sub-adviser. For its services, the Sub-Advisor receives a sub-advisory fee from the Advisor. The Sub-Advisor served as the investment advisor to the Funds until November 1, 2020.

For the period ended November 30, 2020, the Fund paid aggregate fees and expenses of $8,219 and $8,219 for the Value Fund and Small Cap Value Fund, respectively, to all Trustees who are not affiliated persons of the Advisor. Certain officers of the Fund are also officers of the Advisor.

Note 4. Investment Transactions

For the period ended November 30, 2020, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $840,692, respectively, for the Value Fund, and $13,203,866 and $12,034,320, respectively, for the Small Cap Value Fund.

Note 5. Federal Income Taxes

At May 31, 2020, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$16,562,515	$100,078,378
Gross unrealized appreciation	$18,101,706	$36,433,658
Gross unrealized depreciation	(141,149)	(7,061,657)
Net unrealized appreciation on investments	$17,960,557	$29,372,001

The difference between cost amounts for financial statement and federal income tax purposes was due primarily to wash sale loss deferrals.

As of May 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed ordinary income	$377,541	$125,366
Undistributed long-term capital gains	1,187,454	—
Accumulated capital and other losses	—	(4,050,006)
Net unrealized appreciation	17,960,557	29,372,001
Total distributable earnings	$19,525,552	$24,447,361

FPA QUEENS ROAD FUNDS Notes to Financial Statements (Continued) November 30, 2020 (Unaudited)

The tax character of distributions paid during the fiscal years ended, May 31, 2020 and May 31, 2019 were as follows:

	Value Fund		Small Cap Value Fund
Distributions Paid from:	2020	2019	2020	2019
Ordinary Income	$602,127	$611,747	$60,666	$1,165,132
Net Long Term Capital Gains	779,185	1,936,869	4,694,246	10,495,283
Total Taxable Distributions Paid	$1,381,312	$2,548,616	$4,754,912	$11,660,415

The net capital loss carryforwards as of May 31, 2020, which may be used to offset future net capital gains, if any, to the extent provided by treasury regulations were as follows:

	Not Subject to Expiration (Post Enactment)
	Short-Term	Long-Term
Value Fund	$—	$—
Small Cap Value Fund	$2,802,504	$1,247,502

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a)(9) of the 1940 Act. As of November 30, 2020, Pershing, LLC, for the benefit of its customers, owned 92.78% and 34.92% of the Value Fund and Small Cap Value Fund, respectively. As a result, Pershing, LLC may be deemed to control each Fund. As of November 30, 2020, Charles Schwab & Co., Inc., for the benefit of its customers, owned 43.32% of the Small Cap Value Fund. As a result, Charles Schwab & Co., Inc. may be deemed to control the Small Cap Value Fund.

Note 7. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 8. Subsequent Event Disclosure

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On December 1, 2020, the Small Cap Value Fund commenced operations of Institutional and Advisor classes.

FPA QUEENS ROAD FUNDS Notes to Financial Statements (Continued) November 30, 2020 (Unaudited)

Income and capital gain distributions were made to the shareholders of the Funds after November 30, 2020, meeting the criteria of a subsequent event. The record date of the distribution was December 8, 2020, and the ex-date and payable date was December 9, 2020. The Funds’ distribution type and amount are listed as follows:

Fund Name	Distribution Type	Rate	Amount
Value Fund	Income	$0.4788	$712,321.19
Value Fund	Long-Term Cap Gain	$1.1387	$1,694,068.79
Small Cap Value Fund – Investor Class	Income	$0.0931	$588,097.42
Small Cap Value Fund – Investor Class	Long-Term Cap Gain	$0.0115	$72.643.61
Small Cap Value Fund – Advisor Class	Income	$0.0934	$588,097.42
Small Cap Value Fund – Advisor Class	Long-Term Cap Gain	$0.0115	$72.643.61
Small Cap Value Fund – Institutional Class	Income	$0.0941	$588,097.42
Small Cap Value Fund – Institutional Class	Long-Term Cap Gain	$0.0115	$72.643.61

FPA Capital Fund, Inc. shareholders of record as of November 2, 2020 held a special meeting on January 27, 2021 to consider a proposal to approve an Agreement and Plan of Reorganization with Bragg Capital Trust to reorganize FPA Capital Fund, Inc. with and into FPA Queens Road Small Cap Value Fund. The proposal passed and the merger is expected to occur on or about January 29, 2021. The results of the vote at the shareholder meeting are as follows:

1.	To approve an Agreement and Plan of Reorganization with Bragg Capital Trust to reorganize FPA Capital Fund, Inc. with and into FPA Queens Road Small Cap Value Fund.

FPA Capital Fund, Inc.
Affirmative	Against	Abstain
3,104,191	312,725	143,525

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

FPA QUEENS ROAD FUNDS Expense Illustration November 30, 2020 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2020 through November 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period* June 1, 2020 to November 30, 2020
Value Fund
Actual	$1,000	$1,154.10	$4.86
Hypothetical (5% Annual Return before expenses)	$1,000	$1,020.50	$4.56
Small Cap Value Fund
Actual	$1,000	$1,212.70	$5.33
Hypothetical (5% Annual Return before expenses)	$1,000	$1,020.20	$4.86

*

Expenses are equal to the Funds’ annualized expense ratio of 0.90% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FPA QUEENS ROAD FUNDS Additional Information November 30, 2020 (Unaudited)

Proxy Voting – A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-800-638-3060 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the website of the SEC at http://sec.gov.

Liquidity Risk Management Program – The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2020, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Advisory Agreement Renewal – At a Board meeting held on August 13, 2020, the Trustees unanimously approved an Investment Advisory Agreement between FPA and Bragg Capital Trust on behalf of the Funds (the “FPA Management Agreement”); and an Investment Sub-Advisory Agreement between FPA and BFA and Bragg Capital Trust on behalf of the Funds (the “BFA Sub-Advisory Agreement”). The Trustees exercised their own business judgment including consideration of the following factors regarding whether to approve each of the FPA Management Agreement and the BFA Sub-Advisory Agreement with respect to each Fund: (i) The nature, extent and quality of the services provided to the Funds; (ii) the investment performance of the Funds; (iii) the cost of the services provided and the profits to be realized by the FPA and BFA, respectively, from each entity’s relationship with the Funds; (iv) the potential for economies of scale to be shared by the Funds; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement.

FPA

Nature, Extent, and Quality of Services – The Trustees considered that FPA was established in 2004, but together with its predecessor organizations had been in the investment advisory industry since 1954. The Trustees noted that FPA provided investment advisory services to multiple registered investment companies, private investment funds, and separately managed or sub-advised accounts. They further noted that FPA’s personnel that would provide key services to the Funds had a depth of knowledge and experience in implemented a wide variety of investment strategies. The Trustees observed that FPA had substantial financial resources and would be able to provide quality services to the Funds. The Trustees concluded that FPA had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the FPA Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Funds would be satisfactory.

Performance – The Trustees noted that FPA provided a performance report created by Broadridge Fund Solutions, which included historic performance data with respect to several FPA managed mutual funds. The Trustees reviewed the various performance information and noted that the FPA managed funds had produced historic performance returns that were generally in line with its peers across a variety of investment strategies over an extended period of time. They further noted that the performance data conveyed that the adviser had successfully managed investment strategies similar to those implemented by the Funds, including the FPA Capital Fund.

Fees and Expenses – The Trustees considered FPA proposed manage fees with respect to each Fund as well as the projected expenses of each Fund. With respect to the Small Cap Value Fund, the Trustees noted FPA’s proposed managed fee of 0.75% of the Fund’s daily net assets up to $50 million and 0.65% of daily net assets in excess of $50 million. They noted that this fee structure was lower than the

FPA QUEENS ROAD FUNDS ADDITIONAL INFORMATION (Continued) November 30, 2020 (Unaudited)

fee currently charged to the Fund by BFA. However, the Trustees discussed that the current fee structure required BFA to pay all Fund expenses. The Trustees determined that this change in fee structure would be offset by FPA agreeing to contractually limit the Small Cap Value Fund’s expenses to 0.89%, which would be lower than the Fund’s current net expense ratio and a potential benefit to shareholders.

With regard to the Value Fund, the Trustees observed that FPA’s proposed management fee was 0.95% of the Fund’s daily net assets. They noted that this fee was equal to the fee currently changed by BFA. However, they further considered that FPA was proposed to contractually limit the Fund’s operating expenses to 0.65%, thus lowering the net expenses of the Fund and providing a benefit to shareholders. After further discussion, the Trustees concluded that the FPA proposed advisory fee with respect to each Fund was not unreasonable.

Economies of Scale – The Trustees discussed potential economies of scale with respect to each Fund. They noted that FPA’s proposed management fee with respect to the Small Cap Value Fund already contained a breakpoint level that would benefit shareholders as the Fund’s assets increased. They engaged in further discussion regarding future opportunities for breakpoints for each Fund and their respective shareholders as the assets of each Fund grew.

Profitability. The Trustees reviewed profitability projections provided by FPA with respect to each Fund for the first two years of FPA’s proposed management agreement. With respect to the Value Fund, the Trustees acknowledged that FPA projected a net loss on its management of Fund for each of the first two years.

With respect to the Small Cap Value Fund, the Trustees observed that FPA projected to earn a profit in each of the first two years of its management. The Trustees discussed this profitability projection and concluded that the projected profits were not unreasonable in terms of a static dollar amount or as a percentage of gross revenue.

Conclusion. Having requested and received such information from FPA as the Board believed to be reasonably necessary to evaluate the terms of the FPA Management Agreement with respect to each Fund, and as assisted by the advice of independent counsel, the Board determined that approval of the FPA Management Agreement was in the best interest of each Fund and their respective shareholders.

BFA

Nature, Extent, and Quality of Services – The Trustees considered the nature, extent and quality of services BFA has previously provided to the Funds based on a review of information provided by BFA. The Trustees considered the experience and knowledge of BFA’s personnel as well as information furnished by BFA throughout the year at regular Board meetings, which included reports on investment performance, shareholder services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they have a reasonable belief that the nature, extent and quality of services provided by BFA to the Funds was appropriate and would continue under BFA’s new sub-advisory role.

Performance – The Trustees discussed the performance of each Fund for the fiscal year ended May 31, 2020 as compared to each Fund’s peer group average and Morningstar category average, and separately managed accounts of BFA. They noted that the Small Cap Value Fund outperformed its peer group and Morningstar category averages over all time periods and only trailed BFA’s separately managed accounts slightly for the trailing 5-year period.

The Trustees then reviewed the performance of the Value Fund. They noted that it outperformed its Morningstar category average over the trailing 1- and 5-year periods and only slightly trailed performance for the 10-year period. With respect to the Fund’s peer group, they observed that the Fund outperformed for the trailing 5-year period but underperformed for the 1- and 10-year periods.

After further discussion, the Trustees concluded that the performance of each Fund was not unreasonable.

Fees and Expenses – The Trustees discussed BFA’s proposed sub-advisory fee with respect to each Fund. They noted that the sub-advisory fee with respect to each Fund would be paid by FPA rather than the Funds. The Trustees also recalled their discussion with regard to the proposed expense limitations that FPA would put in place for each Fund, which would result in lower expense ratios for each Fund’s respective shareholders. After further discussion, the Trustees concluded that BFA’s proposed sub-advisory fees were not unreasonable.

Economies of Scale – The Trustees agreed that economies of scale, with respect to the overall fees and expenses of each Fund, was primarily a Fund level issue and should be considered with respect to each Fund’s overall management agreement and advisory fee.

FPA QUEENS ROAD FUNDS ADDITIONAL INFORMATION (Continued) November 30, 2020 (Unaudited)

Profitability – The Trustees reviewed profitability projections provided by BFA with respect to each Fund for the first two years of the BFA Sub-Advisory Agreement. With respect to the Value Fund, the Trustees acknowledged that BFA projected a net loss for the first two years of the BFA Sub-Advisory Agreement.

With respect to the Small Cap Value Fund, the Trustees observed that BFA projected to earn a profit in each of the first two years of its management. The Trustees discussed this profitability projection and concluded that the projected profits were not unreasonable in terms of a static dollar amount or as a percentage of gross revenue.

Conclusion – Having requested and received such information from BFA as the Board believed to be reasonably necessary to evaluate the terms of the BFA Sub-Advisory Agreement with respect to each Fund, and as assisted by the advice of independent counsel, the Board determined that approval of the BFA Sub-Advisory Agreement was in the best interest of each Fund and their respective shareholders.

Results of the Special Meeting of Shareholders – The special meeting of the shareholders of the Bragg Capital Trust was held on October 23, 2020.

The matters voted on by the shareholders of record as of August 28, 2020 and the results of the vote at the shareholder meetings held October 23, 2020 are as follows:

1.	A proposal to elect the proposed nominees to the Board of Trustees.

	Affirmative	Against/Abstain
Sandra Brown	6,184,627	75,585
Mark L. Lipson	6,187,259	72,953
Alfred E. Osborne, Jr.	6,186,939	73,272
A. Robert Pisano	6,185,136	75,076
Patrick B. Purcell	6,186,939	73,272
J. Richard Atwood - Interested Trustee	6,059,264	200,948

2.	A proposal to approve an advisory agreement between the Trust with respect to each Fund and FPA.

Queens Road Value Fund
Affirmative	Against	Abstain	Broker Non-Vote
985,965	—	6,431	522,146

Queens Road Small Cap Value Fund
Affirmative	Against	Abstain	Broker Non-Vote
3,292,994	23,539	31,568	1,397,569

3.	A proposal to approve a sub-advisory agreement between FPA and BFA on behalf of each Fund.

Queens Road Value Fund
Affirmative	Against	Abstain	Broker Non-Vote
985,965	—	6,431	522,146

Queens Road Small Cap Value Fund
Affirmative	Against	Abstain	Broker Non-Vote
3,290,860	25,051	32,190	1,397,569

FPA QUEENS ROAD FUNDS

Notes

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FPA QUEENS ROAD FUNDS

Board of Trustees

Mark L. Lipson, Chair

Sandra Brown

Alfred E.Osborne, Jr.

Robert Pisano

Patrick B. Purcell

J. Richard Atwood - Interested Trustee

Investment Advisor

First Pacific Advisors, LP

11601 Wilshire Boulevard, Suite 1200

Los Angeles, CA 90025

Investment Sub-Advisor

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

UMB Distribution Services, LLC

235 West Galena Street

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St, Suite 830

Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

The financial information included in this report has been taken from the records of each Fund without examination by independent auditors.

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications of the principal executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end investment companies.

(a) (4)	No change in the Registrant’s independent public accountant.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ J. Richard Atwood

By: J. Richard Atwood

(Principal Executive Officer)

February 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ J. Richard Atwood

By: J. Richard Atwood

President

(Principal Executive Officer)

February 4, 2021

/s/ E. Lake Setzler III

By: E. Lake Setzler III

Treasurer

(Principal Financial Officer)

February 4, 2021